Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commissions on Charter Hire Agreements [Member]
Related Party Transaction, Amounts of Transaction		$ 829,000	$ 511,000	$ 487,000
Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction		829,000	511,000	487,000
Central Mare [Member]
Related Party Transaction, Amounts of Transaction		326,000	2,366,000	2,375,000
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction		360,000	2,400,000	2,400,000
Central Mare [Member] | Amortization of Awarded Shares [Member]
Related Party Transaction, Amounts of Transaction		34,000	34,000	25,000
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Related Party Transaction, Amounts of Transaction	[1]	(34,000)	(34,000)	(25,000)
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction			8,901,000	5,605,000
Central Shipping Monaco SAM [Member] | Management Fees [Member]
Related Party Transaction, Amounts of Transaction			101,000	34,000
Central Shipping Monaco SAM [Member] | Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction			63,000	31,000
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction			2,455,000	2,242,000
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member]
Related Party Transaction, Amounts of Transaction			101,000	22,000
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction			187,000	136,000
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction			233,000	183,000
Central Shipping Monaco SAM [Member] | Financing Fees [Member]
Related Party Transaction, Amounts of Transaction			139,000	139,000
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction			3,861,000	1,081,000
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction			511,000	487,000
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction			$ 1,250,000	$ 1,250,000
Central Shipping Inc [Member]
Related Party Transaction, Amounts of Transaction		4,152,000
Central Shipping Inc [Member] | Management Fees [Member]
Related Party Transaction, Amounts of Transaction		109,000
Central Shipping Inc [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		2,237,000
Central Shipping Inc [Member] | Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction		55,000
Central Shipping Inc [Member] | Superintendent Fees [Member]
Related Party Transaction, Amounts of Transaction		172,000
Central Shipping Inc [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction		247,000
Central Shipping Inc [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		240,000
Central Shipping Inc [Member] | Financing Fees [Member]
Related Party Transaction, Amounts of Transaction		263,000
Central Shipping Inc [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction		$ 829,000

[1]	As per the Company's equity incentive plan, or the 2015 plan (currently null and void since due to the recent reverse stock splits of the Company's stock the shares left to be vested are zero), the Company incurred an amortization gain of $25, $34 and $34 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for the years ended December 31 2017, 2018 and 2019 respectively.